7. Other Investments	12 Months Ended
Dec. 31, 2013
Subsidiaries and Other Investments of Limited Liability Company or Limited Partnership [Abstract]
Note 7. Other Investments

In 2011 the Company established a single-member LLC to facilitate the purchase of federal NMTC through an investment structure designed by a local community development entity. The LLC does not conduct any business apart from its role in the NMTC financing structure. The NMTC equity investment generated tax credits of $170,750 for each of the years ended December 31, 2013 and 2012, with an amortization expense of $101,390 and $39,662, respectively. The carrying value of the NMTC equity investment was $683,690 and $785,080 at December 31, 2013 and 2012, respectively, and is included in other assets in the consolidated balance sheets.

The Company purchases from time to time interests in various limited partnerships established to acquire, own and rent residential housing for low and moderate income Vermonters located in northeastern and central Vermont. The tax credits from these investments were $531,973 for the year ended December 31, 2013 and $1,157,541 for the year ended December 31, 2012. Expenses related to amortization of the investments in the limited partnerships are recognized as a component of other expenses, and were $473,842 and $1,175,177 for 2013 and 2012, respectively. The carrying values of the limited partnership investments were $2,334,709 and $2,808,551 at December 31, 2013 and 2012, respectively, and are included in other assets.

The Bank has a one-third ownership interest in a non-depository trust company, CFSG, based in Newport, Vermont, which is held indirectly through Community Financial Services Partners, LLC ("CFSG Partners"), a Vermont LLC that owns 100% of the LLC equity interests of CFSG. The Bank accounts for its investment in CFSG Partners under the equity method of accounting. The Company's investment in CFSG Partners, included in other assets, amounted to $953,912 as of December 31, 2013 and $666,661 as of December 31, 2012. The Company recognized income of $287,252 for 2013 and income of $149,715 for 2012 through CFSG Partners from the operations of CFSG.